Share-Based Compensation (Tables)	12 Months Ended
Jan. 02, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation expense related to cash flow [Table Text Block]
Total share-based compensation expense and cash received included in the Company’s consolidated statements of operations and consolidated statements of cash flows, including the related income tax benefits, for 2015, 2014 and 2013 are as follows:

	2015	2014	2013
Share-based compensation expense	$36,929	$21,705	$13,191
Deferred income tax benefit	13,596	8,013	4,991
Proceeds from the issuance of common stock, primarily exercise of stock options	5,174	6,578	3,611
Tax withholdings related to the exercise of stock appreciation rights	(13,112)	(7,102)	(21,856)
Excess tax benefit from share-based compensation	13,002	10,487	16,320

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each SAR granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

Black-Scholes Option Valuation Assumptions	2015	2014	2013

Risk-free interest rate (1)	1.3%	1.2%	1.1%
Expected dividend yield	0.1%	0.2%	0.3%
Expected stock price volatility (2)	27.3%	27.0%	26.9%
Expected life of awards (in months) (3)	44	49	49

(1)	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate having term consistent with the expected life of the award.

(2)	Expected volatility is determined using a blend of historical and implied volatility.

(3)	The expected life of the Company's awards represents the estimated period of time until exercise and is based on historical experience of previously granted awards.

Time-Based Stock Appreciation Rights Award Activity [Table Text Block]

The following table summarizes the time-vested SARs activity for 2015:

	Number of Awards	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding at January 3, 2015	826	$63.68
Granted	—	—
Exercised	(252)	54.98
Forfeited	(13)	67.69
Outstanding at January 2, 2016	561	$67.51	2.83	$46,538

Vested and expected to vest	561	$67.50	2.83	$46,534

Outstanding and exercisable	551	$67.23	2.80	$45,871

Time-Based Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table summarizes the RSU and restricted stock activity for the fiscal year ended January 2, 2016:

	Number of Awards	Weighted-Average Grant Date Fair Value

Nonvested at January 3, 2015	283	$123.89
Granted	143	153.61
Vested	(124)	122.77
Forfeited	(32)	126.52
Nonvested at January 2, 2016	270	$142.65

Performance-Based Stock Appreciation Rights, Activity [Table Text Block]

The following table summarizes the performance-based SARs activity for 2015:

	Number of Awards	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding at January 3, 2015	629	$112.01
Granted	198	153.22
Change in units based on performance	96	95.59
Exercised	(70)	35.84
Forfeited	(100)	120.42
Outstanding at January 2, 2016	753	$118.89	5.41	$24,225

Vested and expected to vest	662	$114.93	5.24	$23,870

Outstanding and exercisable	32	$56.10	2.11	$3,031

Performance-Based Restricted Stock, Activity [Table Text Block]
The following table summarizes the performance-based RSUs activity for 2015:

	Number of Awards	Weighted-Average Grant Date Fair Value

Nonvested at January 3, 2015	195	$81.98
Granted	—	—
Change in units based on performance	33	72.17
Vested	(24)	75.00
Forfeited	(21)	76.04
Nonvested at January 2, 2016	183	$81.81